Related Party Transactions - Schedule of Beneficial Ownership of Company's Common Stock by Related Party (Details) shares in Thousands	Nov. 30, 2020 shares
MiTAC Holdings
Related Party Transaction [Line Items]
Beneficial ownership of company's common stock (shares)	5,300	[1]
Synnex Technology International Corp.
Related Party Transaction [Line Items]
Beneficial ownership of company's common stock (shares)	3,860	[2]
Principal Owner
Related Party Transaction [Line Items]
Beneficial ownership of company's common stock (shares)	9,160

[1]	Shares are held via Silver Star Developments Ltd., a wholly-owned subsidiary of MiTAC Holdings. Excludes 190 shares held directly by Mr. Miau and 217 shares indirectly held by Mr. Miau through a charitable remainder trust, and 190 shares held by his spouse.
[2]	Synnex Technology International Corp. (“Synnex Technology International”) is a separate entity from the Company and is a publicly-traded corporation in Taiwan. Shares are held via Peer Development Ltd., a wholly-owned subsidiary of Synnex Technology International. MiTAC Holdings owns a noncontrolling interest of 8.7% in MiTAC Incorporated, a privately-held Taiwanese company, which in turn holds a noncontrolling interest of 15.2% in Synnex Technology International. Neither MiTAC Holdings nor Mr. Miau is affiliated with any person(s), entity, or entities that hold a majority interest in MiTAC Incorporated.